Credit Suisse Gold and Income Strategy Fund
Credit Suisse Gold and Income Strategy Fund
INVESTMENT OBJECTIVE
The fund seeks total return.
FEES AND FUND EXPENSES
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (paid directly from your investment)
Shareholder Fees	Credit Suisse Gold and Income Strategy Fund Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	none
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Credit Suisse Gold and Income Strategy Fund Institutional Class
Management fee		0.60%
Distribution and service (12b-1) fee		none
Other expenses	[1]	0.61%
Total annual fund operating expenses		1.21%
Less: amount of fee limitations/expense reimbursements	[2]	0.41%
Total annual fund operating expenses after fee limitations/expense reimbursements		0.80%
[1]	The fund invests in Credit Suisse Cayman Gold and Income Strategy Fund, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the "Subsidiary"). "Other expenses" include expenses of both the fund and the Subsidiary. "Other expenses" have been estimated for the fund's and the Subsidiary's first year of operations.
[2]	Credit Suisse Commodity Strategy Funds (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses (excluding certain expenses as described below) to 0.80% of the fund's average daily net assets for Institutional Class shares at least through July 29, 2014. The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause the Institutional Class to exceed the expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before July 29, 2014.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example (USD $)	ONE YEAR	THREE YEARS
Credit Suisse Gold and Income Strategy Fund Institutional Class	82	384

Expense Example No Redemption (USD $)	ONE YEAR	THREE YEARS
Credit Suisse Gold and Income Strategy Fund Institutional Class	82	384

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund invests in gold-linked derivative instruments that provide exposure to the investment returns of gold, combined with an actively managed portfolio of fixed income securities.

Gold Strategy.  The fund intends to gain exposure to gold by investing primarily in Credit Suisse Cayman Gold and Income Strategy Fund, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the “Subsidiary”), which in turn invests primarily in gold-linked derivative instruments, including gold-linked swap agreements, options, futures and options on futures.  The gold-linked derivatives instruments will be linked to the spot price of gold or to the price of gold futures of different settlement dates based on Credit Suisse’s analysis of trends in gold prices.

The Subsidiary will use derivatives that provide leveraged exposure to gold.  The fund expects that the use of such derivatives will provide the fund with approximately the same return as if 100% of its assets were exposed to changes in the price of gold.  The fund and the Subsidiary may also use derivative instruments to hedge various investments.

The fund may invest up to 25% of its total assets in the Subsidiary.  The fund will invest in the Subsidiary primarily to gain exposure to gold within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies.  Generally, the Subsidiary will invest in gold-linked derivative instruments, but it will also invest in fixed income instruments, including U.S. government securities, U.S. government agency securities, debt issued by supranational entities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities.  The primary purpose of the fixed income instruments held by the Subsidiary will be to serve as collateral for the Subsidiary’s derivative positions; however, these instruments are also expected to earn income for the Subsidiary.

Fixed Income Strategy.  Assets of the fund not invested in the Subsidiary will be invested in an actively managed portfolio of fixed income instruments.  The fixed income instruments in which the fund may invest include, but are not limited to, U.S. government securities, U.S. government agency securities, debt issued by supranational entities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities. The fund’s fixed income instrument holdings earn income for the fund and also serve as collateral for the fund’s derivative positions.  The fund will not invest in debt instruments denominated in any currency other than the U.S. dollar.

Credit Suisse manages the fixed income portion of the fund’s portfolio, including the fixed income assets held by the Subsidiary, pursuant to a process that employs both top-down and bottom-up investment techniques.  Credit Suisse takes into account differences in yields among securities of different maturities, market sectors and issuers.  Credit Suisse also seeks to identify undervalued income securities that have the potential to appreciate, due to regulatory changes, changes in monetary policy or other factors.  Credit Suisse employs market and macroeconomic research on duration, interest rate policies, investment class and subsector selection, among other factors, in managing the fixed income portion of the fund’s portfolio.  In addition, Credit Suisse performs a bottom-up analysis to evaluate the risk/return, structure, liquidity and relative value of an investment in connection with each investment decision.

Substantially all of the fund’s portfolio is expected to consist principally of fixed income instruments.  Under normal market conditions, substantially all of the fund’s fixed income investments will be rated investment grade at the time of purchase or deemed of equivalent quality by Credit Suisse.  The fund may invest up to 10% of its fixed income investments in debt securities rated below investment grade at the time of purchase (commonly referred to as “junk bonds”) or synthetic instruments or derivatives providing exposure to below investment grade debt securities.  In determining the credit quality of a security, Credit Suisse will use the highest rating assigned to it.  The fund is not required to dispose of a security that is downgraded after the date of purchase.  There are no specific limits on the maturities of the fund’s fixed income investments.  The average portfolio duration of the fixed income portion of the fund will vary based on Credit Suisse’s forecast for interest rates, and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  The fund will not invest 25% or more of its total assets in instruments issued by companies in any one industry.  While the fund does not consider gold to be an industry for purposes of such restriction, it is currently expected that 25% or more of the fund’s total assets will be indirectly exposed to changes in the price of gold.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A WORD ABOUT RISK

All investments involve some level of risk.  Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below.  Before you invest, please make sure you understand the risks that apply to the fund.  As with any mutual fund, you could lose money over any period of time.

The fund is not a complete investment program and should only form a part of a diversified portfolio.  At any time, the risk of loss associated with a particular instrument in the fund’s portfolio may be significantly higher than 50% of the value of the investment. Investors in the fund should be willing to assume the risks of potentially significant short-term share price fluctuations.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

BELOW INVESTMENT GRADE SECURITIES RISK

Below investment grade securities (commonly referred to as “junk bonds”) are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of below investment grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities.

CREDIT RISK

The issuer of a debt instrument, the borrower of a loan or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also may affect the value of the fund’s investment in that issuer. Non-investment grade securities carry a higher risk of default and should be considered speculative.

DERIVATIVES RISK

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in gold and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund also may use derivatives for leverage. The fund’s use of derivative instruments, particularly gold-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as gold risk, liquidity risk, interest rate risk, market risk and credit risk. Also, suitable derivatives for hedging interest rate risk may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to interest rate risk when that would be beneficial.

EXPOSURE RISK

The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

•          Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

•          Speculative To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from gold-linked notes or swap agreements are unlimited.

FIXED INCOME RISK

The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

FUTURES CONTRACTS RISK

The risks associated with the fund’s use of futures contracts and swaps and structured notes that reference the price of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times.

FOCUS RISK

The fund will have significant exposure to gold, and therefore will be more exposed to the specific risks relating to gold and will be subject to greater volatility than if it were more broadly diversified among commodity sectors.

GOLD RISK

The value of the fund’s shares is tied to the price of gold, which has fluctuated widely over the past several years.  A variety of factors may affect the price of gold, including: (i) global gold supply and demand, which is influenced by such factors as forward selling by gold producers, purchases made by gold producers to unwind gold hedge positions, central bank purchases and sales, and production and cost levels in major gold-producing countries such as South Africa, the United States and Australia; (ii) global or regional political, economic or financial events and situations; (iii) investors’ expectations with respect to the rate of inflation; (iv) currency exchange rates; (v) interest rates; and (vi) investment and trading activities of hedge funds and commodity funds.

The international gold markets are subject to sharp price fluctuations, which may result in potential losses if you need to sell your shares at a time when the price of gold is lower than it was when you made your investment in the fund. Gold markets also have experienced extended periods of flat or declining prices. As a result, even if you hold your shares for the long-term, you may never experience a profit. In addition, investors should be aware that there is no assurance that gold will maintain its long-term value in terms of purchasing power in the future. In the event that the price of gold declines, Credit Suisse expects the value of an investment in the shares to decline proportionately.

INTEREST RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values. Generally, the longer the maturity or duration of a debt instrument, the greater the impact of a change in interest on the instrument’s value.

LEVERAGING RISK

The fund will invest in certain derivatives that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may cause the fund to lose more than the amount invested in those instruments. The net asset value of the fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.

LIQUIDITY RISK

Certain portfolio holdings, such as gold-linked notes and swaps, may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other holdings instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

MARKET RISK

The market value of an instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause an instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments — including stocks, bonds and commodities, and the mutual funds that invest in them.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities, including gold. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

NON-DIVERSIFIED STATUS

The fund is considered a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.

PORTFOLIO TURNOVER RISK

The fund expects to engage in frequent trading of derivatives. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund’s performance. The computation of the fund’s portfolio turnover rate for regulatory purposes excludes trades of derivatives and instruments with a maturity of one year or less.

SUBSIDIARY RISK

By investing in the Subsidiary, the fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the fund and are subject to the same risks that apply to similar investments if held directly by the fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the fund wholly owns and controls the Subsidiary, and the fund and the Subsidiary are both managed by Credit Suisse, making it unlikely that the Subsidiary will take action contrary to the interests of the fund and its shareholders. The fund’s Board of Trustees has oversight responsibility for the investment activities of the fund, including its investment in the Subsidiary, and the fund’s role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures as the fund.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the fund.

SWAP AGREEMENTS RISK

Swap agreements involve the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

TAX RISK

In order to qualify as a Regulated Investment Company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The Internal Revenue Service (“IRS”) has issued a ruling that income realized from certain types of commodity-linked derivatives would not be qualifying income. As a result, the fund’s ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. If the fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the fund’s earnings and profits. If the fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to diminished returns.

The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute qualifying income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, the fund has not received and there is no expectation that the IRS will grant, such a private letter ruling to the fund. If the fund does not request and receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the fund’s investment in the Subsidiary will not be considered qualifying income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes.

U.S. GOVERNMENT SECURITIES RISK

Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

VALUATION RISK

The net asset value (“NAV”) of the fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the “NYSE”) on each day the NYSE is open for business.  However, liquidity in the global gold market, and therefore accurate prices for gold and gold-related instruments, may be reduced after the close of the COMEX division of the New York Mercantile Exchange at 1:30 p.m. eastern time.  While the fund may use fair value procedures, as discussed in “Share Valuation” below, if Credit Suisse determines that a significant event has occurred between the closing time of the COMEX and the time at which the fund’s NAV is calculated, the fund is exposed to the risk that its NAV may not accurately reflect the current price of certain of its assets.

PERFORMANCE

Because the fund has not completed a full calendar year of operations, no performance information is available as of the date of this Prospectus.

The fund makes updated performance information available at the fund’s website (www.credit-suisse.com/us/funds) or by calling Credit Suisse Funds at 877-870-2874.